INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	As at	As at
	December 31,	December 31,
	2019	2018
Ore in stockpiles and on leach pads	$82,192	$65,616
Concentrates and dore bars	124,225	100,420
Supplies	373,651	328,114
Total current inventories	$580,068	$494,150
Non-current ore in stockpiles and on leach pads (Note 9B)(i)	145,675	116,762
Total inventories	$725,743	$610,912

Note:

(i)

The inventory balance associated with the ore that is not expected to be processed within 12 months is classified as non-current and is recorded in the other assets line item in the consolidated balance sheets.